787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

September 17, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               Aberdeen Australia Equity Fund, Inc.

1933 Act File No. 333-164092

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Shares”) on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.  The Fund is currently registering $5,000,000 of Shares, but may increase such amount, and pay the additional registration fee in connection therewith, in a pre-effective amendment to the Registration Statement.

The Amendment is being filed in order to (i) respond to comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission in a letter to the undersigned dated January 29, 2010 regarding the above-referenced Registration Statement, (ii) make revisions to reflect the nature of the proposed offering being made on an immediate, delayed or continuous basis in reliance on Rule 415, and (iii) make such other changes as the Fund has deemed appropriate.

In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the Securities and Exchange Commission’s (the “Commission”) account at U.S. Bank the amount of $311.62 in payment of the required registration fee.  The Fund had paid a registration fee of $44.88 in connection with the initial filing of the Registration Statement.

The Fund and the underwriter for the Shares expect to submit in writing at the appropriate time to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience.  At such time as the Fund responds to

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.

The Fund has received an exemptive order under Section 19(b) of the 1940 Act permitting it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as monthly in any one taxable year, and as frequently as distributions are specified by or in accordance with the terms of any outstanding preferred stock as the Fund may issue.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                 Lucia Sitar, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP